Income Taxes - Reconciliation Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 3,207	$ 2,067
Additions for tax positions related to current year	974	932
Additions for tax positions related to prior years	386	238
Lapse of statute of limitations	(117)	(30)
Ending balance	$ 4,450	$ 3,207